Summary of Significant Accounting Policies - Schedule of Reconciliation of Activity and Changes in Fair Value for Company's Convertible Loans and Redeemable Convertible Preferred Stock Warrant Liability (Details) - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes at Fair Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 29,095	$ 11,681	$ 9,074
Issuance of convertible notes		4,190	2,632
Conversion of convertible notes to preferred shares		(10,257)	(353)
Conversion of PFG liability to convertible note		11,197
Change in fair value	6,045	12,284	328
Ending Balance		29,095	11,681
Preferred Shares Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	51	9	35
Change in fair value	(40)	42	(26)
Ending Balance		51	9
SAFE Notes at Fair Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	24,714	19	37
Issuance of convertible notes		11,839
Change in fair value	24,061	12,856	(18)
Ending Balance		24,714	19
GEM Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,963	435	650
Change in fair value	$ 8,434	2,528	(215)
Ending Balance		$ 2,963	$ 435